SHAREHOLDERS’ EQUITY (Details Narrative) - Agape Superior Living S D N B H D [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 16, 2019
Directors [Member]
Dividends paid	$ 3,292,466
Directors [Member] | Malaysian Ringgit [Member]
Dividends paid	$ 13,210,000
C E O And Director [Member]
Loans payable		$ 1,977,271
ssuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd, shares	8,090,598
C E O And Director [Member] | Malaysian Ringgit [Member]
Loans payable		$ 8,090,598
Share price		$ 1.00